Operating Expenses - Summary of Sales and Marketing Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of sales and marketing expense [abstract]
Personnel expenses	€ 5,961	€ 4,147
Fees	1,541	3,869
Depreciation and amortization	391	3
Marketing, tradeshows and travel expenses	342	1,692
Others	92	17
Total sales and marketing expenses	€ 8,327	€ 9,728